UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

11330 Olive Boulevard
Suite 230
St. Louis, MO	63141
(Address of principal executive offices)	(Zip code)

John Swhear

Unified Fund Services, Inc.

2960 N. Meridian St., Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant's telephone number, including area code:	314-725-6161

Date of fiscal year end:	8/31

Date of reporting period:	2/29/09

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Sparrow Growth Fund

Semi-Annual Report

February 28, 2009

Fund Advisor:

Sparrow Capital Management, Inc.

11330 Olive Boulevard, Suite 230

St. Louis, Missouri 63141

Toll Free: (888) 727-3301

SPARROW GROWTH FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

SPARROW GROWTH FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2009 (UNAUDITED)

Shares		Value

COMMON STOCK - 93.52%

Agricultural Chemicals - 3.94%
3,000	Monsanto Co.	228,810

Aircraft Engines & Engines Parts - 3.70%
5,260	United Technologies Corp.	214,766

Asset Management - 3.55%
11,920	Eaton Vance Corp.	206,216

Beverages - 4.73%
5,700	Pepsico, Inc.	274,398

Cigarettes - 11.80%
5,800	Aflac, Inc.	97,208
12,300	Altria Group, Inc.	189,912
3,270	British American Tobacco PLC	166,901
6,900	Philip Morris International, Inc.	230,943
		684,964
Credit Services - 3.97%
22,400	Ezcorp, Inc. Class A *	230,272

Crude Petroleum & Natural Gas - 11.77%
5,600	Occidental Pete Corp.	290,472
6,400	Petroleo Brasileiro	177,472
4,900	Royal Dutch Shell Pl ADR Class A *	215,453
		683,397
Drilling Oil & Gas Wells - 0.74%
2,800	Atwood Oceanics, Inc. *	42,784

Electronic Computers - 2.53%
17,200	Dell, Inc. *	146,716

Footwear - 4.82%
6,740	Nike, Inc. Class B	279,912

Metal Mining - 3.76%
6,000	BHP Billiton Ltd. Sponsored ADR	218,520

Metalworking Machinery & Equipment - 4.41%
13,200	Makita Corp. *	256,080

Motor Vehicle Parts & Accessories - 3.18%
7,000	Clarcor, Inc.	184,520

National Commercial Banks - 2.24%
5,700	JP Morgan & Chase & Co. *	130,245

Operative Builders - 2.96%
6,800	MDC Holdings, Inc.	171,564

Pharmaceutical Preparations - 4.50%
5,400	Novo-Nordisk A S ADR	261,468

Prepackaged Software - 2.74%
7,400	Sina Corp. *	158,878

Railroads, Line-Haul Operating - 2.63%
7,300	Genesee & Wyoming, Inc. Class A *	152,497

Soap, Detergent & Cleaning Preparations - 2.44%
2,900	Church & Dwight, Inc.	141,868

Steel Works, Blast Furnaces - 0.45%
1,320	United States Steel Corp.	25,964

Telephones & Communications Equipment - 4.11%
5,500	China Mobile Limited (China) *	238,425

Trucking - 3.82%
7,000	Landstar Systems, Inc.	221,550

Wholesale - Beer & Wine - 0.75%
6,500	Central European Distribution Corp. *	43,355

Wholesale - Electrical Apparatus - 2.46%
4,850	Anixter International, Inc. *	142,639

Wholesale - Groceries & Related Products - 1.53%
3,000	Wimm-Bill-Dann Foods *	88,890

TOTAL FOR COMMON STOCKS (Cost $8,671,679) - 93.52%		$ 5,428,698

PREFERRED STOCK - 0.60%
600	Chesapeake Energy Co. Class D *	34,650

TOTAL FOR PREFERRED STOCK (Cost $56,808) - 0.60%		$ 34,650

SHORT TERM INVESTMENTS - 2.12%
123,161	Fidelity Governmental Fund 57 - 0.71%**	123,161

TOTAL FOR SHORT TERM INVESTMENTS (Cost $123,161) - 2.12%		$ 123,161

TOTAL INVESTMENTS (Cost $8,851,648) - 96.24%		$ 5,586,509

OTHER ASSETS LESS LIABILITIES - 3.76%		218,100

NET ASSETS - 100.00%		$ 5,804,609

ADR - American Depositary Receipt
* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at February 28, 2009.
The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 28, 2009 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $8,851,648)	$ 5,586,509

Cash	2
Receivables:
Dividends and Interest	11,366
Due from Advisor	14,336
Securities Sold	213,420
Prepaid Expenses	2,897
Total Assets	5,828,530
Liabilities:
Accrued Distribution (12b-1) Fees	3,202
Other Accrued Expenses	20,719
Total Liabilities	23,921
Net Assets	$ 5,804,609

Net Assets Consist of:
Paid In Capital	$ 11,265,090
Accumulated Undistributed Net Investment Income	5,965
Accumulated Undistributed Realized Loss on Investments	(2,201,307)
Unrealized Depreciation in Value of Investments	(3,265,139)
Net Assets	$ 5,804,609

Class A:

Net Assets	$ 5,429,054

Shares outstanding (unlimited number of shares authorized)	724,689

Net asset value	$ 7.49

Offering Price Per Share ($7.49 / 94.25%)	$ 7.95

Short-term Redemption Price Per Share ($7.49 x 0.99) *	$ 7.42

No Load Class (Formerly Class C):

Net Assets	$ 375,555

Shares outstanding (unlimited number of shares authorized)	52,219

Net asset value and Offering Price Per Share	$ 7.19

* The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class A shares purchased without an initial sales charge because they were purchases of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees and redeemed within 18 months of purchase.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended February 28, 2009 (UNAUDITED)

Investment Income:
Dividends	$ 85,876
Interest	966
Total Investment Income	86,842

Expenses:
Advisory Fees (Note 3)	21,623
Distribution (12b-1) Fees (Class A - $19,868; No Load Class - $1,113)	20,981
Administrative Fees	11,875
Transfer Agent Fees	10,490
Legal Fees	8,219
Accounting Fees	7,281
Audit Fees	6,062
Custody Fees	5,523
Miscellaneous Fees	3,984
Registration Fees	2,250
Trustee Fees	1,068
Printing and Mailing Fees	411
Total Expenses	99,767
Fees Waived and Reimbursed by the Advisor (Note 3)	(18,890)
Net Expenses	80,877

Net Investment Income	5,965

Realized and Unrealized Loss on Investments:
Realized Loss on Investments	(2,012,412)
Net Change in Unrealized Depreciation on Investments	(4,269,101)
Net Realized and Unrealized Loss on Investments	(6,281,513)

Net Decrease in Net Assets Resulting from Operations	(6,275,548)

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	For the Year
	Ended	Ended
	2/28/2009	8/31/2008
Increase in Net Assets From Operations:
Net Investment Income	$ 5,965	$ (87,685)
Net Realized Gain on Investments	(2,012,412)	113,785
Net Change in Unrealized Appreciation on Investments	(4,269,101)	(2,043,634)
Net Increase in Net Assets Resulting from Operations	(6,275,548)	(2,017,534)

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	693,467	4,839,200
No Load Class	15,379	268,346
Cost of Shares Redeemed
Class A	(1,956,703)	(2,929,062)
No Load Class	(79,866)	(763,189)
Net Increase from Shareholder Activity	(1,327,723)	1,415,295

Net Assets:
Net Increase (Decrease) in Net Assets	(7,603,271)	(602,239)
Beginning of Period	13,407,880	14,010,119
End of Period (Including Accumulated Undistributed Net
Investment Income of $5,965 and $0, respectively)	$ 5,804,609	$ 13,407,880

Share Transactions:
Shares Sold
Class A	65,387	292,166
No Load Class	1,284	16,068
Shares Redeemed
Class A	(202,643)	(181,986)
No Load Class	(7,599)	(47,926)
Net Increase in Shares	(143,571)	78,322

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

FINANCIAL HIGHLIGHTS

Sparrow Growth Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	2/28/2009		8/31/2008		8/31/2007		8/31/2006		8/31/2005		8/31/2004

Net Asset Value, at Beginning of Period	$ 14.61		$ 24.27		$ 14.31		$ 13.10		$ 11.64		$ 10.97

Income From Investment Operations:
Net Investment Income (Loss) *	0.01	(a)	(0.09)	(b)	(0.08)	(a)	(0.09)	(a)	(0.11)	(a)	(0.14)	(a)
Net Gain (Loss) on Securities (Realized and Unrealized)	(7.13)		(2.01)		2.48		1.30		1.57		0.81
Total from Investment Operations	(7.12)		(2.10)		2.40		1.21		1.46		0.67

Net Asset Value, at End of Period	$ 7.49		$ 14.61		$ 16.71		$ 14.31		$ 13.10		$ 11.64

Total Return (c)	(48.73)%		(12.57)%		16.77%		9.24%		12.54%		6.11%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 5,429		$ 12,591		$ 12,560		$ 8,045		$ 7,119		$ 6,690
Before Waivers
Ratio of Expenses to Average Net Assets (e)	2.36%		2.25%		2.25%		2.25%		2.25%		2.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (e)	(0.31)%		(0.58)%		(0.52)%		(0.71)%		(0.87)%		(2.00)%
After Waivers
Ratio of Expenses to Average Net Assets (e)	1.92%		2.25%		2.25%		2.25%		2.25%		2.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (e)	(0.14)%		(0.58)%		(0.52)%		(0.71)%		(0.87)%		(2.00)%
Portfolio Turnover (d)	31.56%		110.65%		36.36%		37.87%		49.94%		78.12%

(a) Per share net investment income has been determined on the basis of average shares outstanding during the period.
(b) Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year. Total return does not reflect load.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.
(e) Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

FINANCIAL HIGHLIGHTS

Sparrow Growth Fund - No Load Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	(Unaudited)
	Six Months
	Ended		For the Years Ended
	2/28/2009		8/31/2008		8/31/2007		8/31/2006		8/31/2005		8/31/2004

Net Asset Value, at Beginning of Period	$ 13.95		$ 16.04		$ 13.80		$ 12.72		$ 11.35		$ 10.78

Income From Investment Operations:
Net Investment Income (Loss) *	0.01	(a)	(0.18)	(b)	(0.14)	(a)	(0.09)	(a)	(0.11)	(a)	(0.13)	(a)
Net Gain (Loss) on Securities (Realized and Unrealized)	(6.77)		(1.91)		2.38		1.17		1.48		0.70
Total from Investment Operations	(6.76)		(2.09)		2.24		1.08		1.37		0.57

Net Asset Value, at End of Period	$ 7.19		$ 13.95		$ 16.04		$ 13.80		$ 12.72		$ 11.35

Total Return (c)	(48.46)%		(13.03)%		16.23%		8.49%		12.07%		5.29%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 376		$ 817		$ 1,450		$ 925		$ 459		$ 227
Before Waivers
Ratio of Expenses to Average Net Assets (e)	2.27%		2.75%		2.75%		2.75%		2.74%		2.75%
Ratio of Net Investment Income (Loss) to Average Net Assets (e)	(0.21)%		(1.12)%		(1.00)%		(1.21)%		(1.36)%		(2.00)%
After Waivers
Ratio of Expenses to Average Net Assets (e)	1.84%		2.75%		2.75%		2.75%		2.74%		2.75%
Ratio of Net Investment Income (Loss) to Average Net Assets (e)	0.22%		(1.12)%		(1.00)%		(1.21)%		(1.36)%		(2.00)%
Portfolio Turnover (d)	31.56%		110.65%		36.36%		37.87%		49.94%		78.12%

(a) Per share net investment income has been determined on the basis of average shares outstanding during the period.
(b) Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.

(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes.
(e) Annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

SPARROW GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2009 (UNAUDITED)

NOTE 1. ORGANIZATION

The Sparrow Growth Fund (the “Fund”) was organized as a series of the Sparrow Funds (the “Trust”) on July 14, 1998 and commenced operations on October 4, 1998. The Trust is an open-end diversified investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 14, 1998 (the “Trust Agreement”). The Fund’s investment objective is to provide long-term capital appreciation. The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Board has authorized two classes of shares: Class A shares and No Load Class (formerly Class C) shares. Each class is subject to different expenses and a different sales charge structure. The investment Advisor to the Fund is Sparrow Capital Management, Inc. (the “Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Securities Valuations - Equity securities are valued by using market quotations furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued at a fair price as determined by the Advisor in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

Federal Income Taxes - The Fund makes no provision for federal income tax. The Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - The Fund typically distributes to its shareholders as dividends substantially all of its net investment income and taxable capital gains at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless a shareholder requests cash distributions on the shareholder’s application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the fiscal year ended August 31, 2008, accumulated net investment losses of $87,685 were reclassified to paid-in-capital.

Sales Charges - With respect to Class A shares, there is a 5.75% maximum initial sales charge, except on purchases of $1 million or more or purchases by qualified retirement plans with at least 200 eligible employees. However, shares that are exempt from the initial sales charge will be subject to a contingent deferred sales charge (“CDSC”) of 1%, based on the lower of the shares’ cost or current net asset value (“NAV”), if the shares are redeemed within eighteen months of purchase. Effective October 1, 2008, the Fund’s Class C shares were reclassified as No Load Class shares and the fee structure was changed. With respect to No Load class shares, there is no initial sales charge or CDSC. However, prior to October 1, 2008 class C shares were subject to a CDSC of 2.00% based on the lower of the shares’ cost or current NAV, if the shares are redeemed within two years of purchase.

Allocation of Income and Expenses, Realized and Unrealized Gains and Losses – Income, realized gains and losses, unrealized appreciation and depreciation, and Fund-wide expenses are allocated to each class based on the net assets of that class in relation to the net assets of the Fund (e.g., the “relative net assets” method).

Accounting for Uncertainty in Income Taxes - Effective February 28, 2008, the Fund adopted the provisions of Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes,” a clarification of FASB Statement No. 109, “Accounting for Income Taxes.” FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the six months ended February 28, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the six months ended February 28, 2009, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2005.

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards No. 157 “Fair Value Measurements (“SFAS 157”).” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of February 28, 2009, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

The Fund adopted SFAS 157, effective December 1, 2007. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the operability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of February 28, 2009:

	Investment In Securities	Other Financial Instruments
Level 1 - Quoted prices	$5,586,509	$0
Level 2 - Other significant observable inputs	0	0
Level 3 – Significant unobservable inputs	0	0
	$5,586,509	$0

 Derivative Instruments and Hedging Activities – In March 2008, FASB issued SFAS No. 161 “Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”).” SFAS 161 is effective for fiscal years and interim periods beginning after November 16, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

NOTE 3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund retains Sparrow Capital Management, Inc. to manage the Fund’s investments. The President of the Advisor is also a Trustee of the Fund.

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments. Prior to October 1, 2008, the Advisor received an annual fee from the Fund equal to 1.75% of the Fund’s average daily net assets. The Advisor paid all of the operating expenses of the Fund except brokerage, taxes, interest, 12b-1 fees, indirect fees and expenses of underlying investment companies acquired by the Fund, and extraordinary expenses during such fiscal year.

Effective October 1, 2008, the Fund pays the Advisor a management fee at the annual rate of 1.00% of the Fund’s average daily net assets. The Fund pays all of its operating expenses. However, the Advisor has contractually agreed to waive its management fee and/or to reimburse certain operating expenses to the extent necessary to maintain the Fund’s total annual operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest), at 1.25% the average daily net assets of the No-Load Class shares. The contractual agreement will remain in place through December 31, 2010. Each fee waiver and expense reimbursement by the Advisor for the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.25% expense limitation. For the six months ended February 28, 2009, the Advisor earned fees of $21,623 from the Fund. As of February 28, 2009, the Advisor owed $14,336 to the Fund. For the six months ended February 28, 2009 the Advisor waived management fees of $18,890. At February 28, 2009, amounts subject to future recoupment are as follows:

Fiscal Year Ended	Recoverable Through	Amount
August 31, 2010	August 31, 2013	$18,890

Rafferty Capital Markets (the “Distributor”) acts as the principal distributor of the Fund’s shares.

The Fund has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with regard to Class A shares and No-Load Class shares (each a “Plan,” together the “Plans”).

Under the Class A Plan, the Fund pays an annual fee of 0.50% of the average daily net assets of the Fund invested in Class A shares to help defray the cost of distributing Class A shares.  Of this amount, 0.25% is paid to the Fund’s distributor, and will be used in connection with the promotion and distribution of Class A shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  The remaining 0.25% is paid directly to the Advisor, and will be used by the Advisor to compensate with a “service fee” any entity, including registered broker-dealers, custodians, investment advisers, financial planners, 401(k) administrators, etc., that perform certain administrative or other servicing functions for the Fund’s Class A shareholders.

Under the No-Load Class Plan, the Fund pays the Advisor an annual fee of 0.25% of the average daily net assets of the Fund invested in No-Load Class shares to help defray the cost of servicing the No-Load Class shares. The Advisor will use these fees to compensate with a “service fee” entities that that perform certain administrative or other servicing functions for the Fund’s No-Load Class A shares, including registered broker-dealers, custodians, mutual fund platform sponsors, investment advisers, financial planners, 401(k) administrators, etc.  Prior to October 1, 2008 and the reclassification of the Class C Shares into No-Load Shares, the Class C shareholders of the Fund paid 12b-1 fees of 0.75% of the average daily net assets of the Class C shares.

The Plans are compensation plans, which means that compensation is provided irrespective of actual 12b-1 fees incurred. For the six months ended February 28, 2009, Class A incurred 12b-1 expenses of $19,868 and No Load Class incurred 12b-1 expenses of $1,113.

NOTE 4. INVESTMENT TRANSACTIONS

For the six months ended February 28, 2009, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Purchases

U.S. Government Obligations             $ -

Other                                                      1,497,508

Sales

U.S. Government Obligations             $ -

Other                                                      2,804,023

As of February 28, 2009, the net unrealized depreciation of investments for tax purposes was as follows:

Gross Appreciation                             $     297,244

Gross (Depreciation)                            (3,562,383)

Net Depreciation on Investments

$(3,265,139)

At February 28, 2009, the aggregate cost of securities for federal income tax purposes was $8,851,648.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund (or class) creates a presumption of control of the fund (or class), under Section 2(a)(9) of the Investment Company Act of 1940 as amended. As of February 28, 2009, no person beneficially owned 25% or more of Class A or C shares of the Fund.

NOTE 7. DISTRIBUTION TO SHAREHOLDERS

There were no capital gain or income distributions for the six months ended February 28, 2009 and fiscal year ended August 31, 2008.

As of February 28, 2009, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Realized Loss                          $ (2,201,307)

Unrealized depreciation             (3,265,139)

                                             $(5,466,446)

NOTE 8. CHANGE IN SERVICE PROVIDERS

The Board approved the hiring of Mutual Shareholder Services, LLC as the new transfer agent and fund accountant which received $2,015 at February 28, 2009. The former contracts with Unified Fund Services, Inc. (“Unified”) (for transfer agent, fund accounting services and administrative services) were terminated effective February 1, 2009. Unified received $15,756 for transfer agent services and fund accounting services for the period ended in February 28, 2009.

SPARROW GROWTH FUND

EXPENSE ILLUSTRATION

FEBRUARY 28, 2009 (UNAUDITED)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2008 through February 28, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in companing ongoing costs only, and will not help you determine the relative cost of owning different funds.  In addition, if these transactional costs were included, your cost have been higher.

Sparrow Growth Fund Class A	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period September 1, 2008 – February 28, 2009*
Actual	$1,000.00	$ 512.66	$7.20
Hypothetical (Assumes a 5% annual return before expenses)	$1,000.00	$1,015.27	$9.59

*Expenses are equal to the Fund’s annualized expense ratio of 1.92% for Class A, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The following table shows what returns and expenses would have been had the Fund’s new annualized expense ratio, effective October 1, 2008, of 1.75% for Class A, been in effect during the period shown.  The lower expense ratio reflects a reduction in the management fee from 1.75% to 1.00%, which was effective as of October 1, 2008.

Sparrow Growth Fund Class A	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period September 1, 2008 – February 28, 2009
Actual	$1,000.00	$513.59	$6.56
Hypothetical (Assumes a 5% annual return before expenses)	$1,000.00	$1,016.12	$8.74

Sparrow Growth No Load Class	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period September 1, 2008 – February 28, 2009*
Actual	$1,000.00	$ 515.41	$6.91
Hypothetical (Assumes a 5% annual return before expenses)	$1,000.00	$1,015.67	$9.20

*Expenses are equal to the Fund’s annualized expense ratio of 1.84% for the no load class (formerly Class C), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The following table shows what returns and expenses would have been had the Fund’s new annualized expense ratio, effective October 1, 2008, of 1.50% for the no load class (formerly Class C), been in effect during the period shown.  The lower expense ratio reflects a reduction in the management fee from 1.50% to 1.00%, which was effective as of October 1, 2008.

Sparrow Growth No Load Class	Beginning Account Value September 1, 2008	Ending Account Value February 28, 2009	Expenses Paid During Period September 1, 2008 – February 28, 2009
Actual	$1,000.00	$ 517.38	$5.64
Hypothetical (Assumes a 5% annual return before expenses)	$1,000.00	$1,017.36	$7.50

SPARROW GROWTH FUND

ADDITIONAL INFORMATION

FEBRUARY 28, 2009 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (888) 727-3301 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-888-727- 3301.

Review and Approval of Revised Management Agreement and Expense Cap Agreement -  The revised Investment Advisory Agreement (the “New Agreement”) was approved by the Board of Trustees (the “Board” or the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties of the New Agreement (collectively, the “Independent Trustees”) at an in-person meeting held on July 17, 2008.  Fund counsel noted that the Advisor proposed to eliminate the existing “universal fee” structure pursuant to which the Fund pays the Advisor a fee of 1.75% for providing investment advice and paying certain of the Fund’s operating expenses.  Instead, under the proposed new fee structure, the Fund would be responsible for paying its own operating expenses, and its management fee would be reduced from 1.75% to 1.00%.

Fund counsel directed the Board’s attention to the materials provided to the Trustees in advance of the meeting, which included (i) a copy of the revised Investment Advisory Agreement setting forth the new fee structure; (ii) a copy of an expense cap agreement pursuant to which the Advisor would agree to waive its fees and/or reimburse the Fund’s operating expenses (subject to certain exclusions) in order to maintain the Fund’s annual operating expenses at 1.25% for each Class through December 31, 2010; (iii) the Advisor’s Form ADV Part I and II, which included a description of the Advisor’s investment philosophy and investment strategies, biographies and experience of the portfolio manager; (iv) the Advisor’s materials from the Administrator setting forth the Fund’s operating expenses for the year-to-date period; and (v) the Advisor’s unaudited financial statements for the six months ending June 30, 2008.  She then directed the Trustees to her firm’s memorandum which outlined the proposed changes and discussed the Board’s duties in reviewing and approving the New Agreement.  She reviewed the Trustees’ duties with the Board and noted that, in order to approve the New Agreement, the Board, including each Independent Trustee, must determine that the New Agreement is in the best interests of the Fund and its shareholders.  She further stated that the Board should review the report from the Administrator in determining the impact that the new fee structure would have on the Fund and its shareholders.

At the invitation of the Independent Trustees, the President of the Advisor discussed the reasons for the proposed changes.  He noted that the New Agreement and changes to the Class A and Class C 12b-1 Plans, as well as a marketing agreement, all are part of the Advisor’s new strategy intended to spur growth in the Fund.  He reminded the Independent Trustees that the Advisor had been pursuing various strategies for increasing investments into the Fund, and ultimately determined that entering into a marketing agreement would be the best method to achieve the desired result.  He noted that service provider with which the Advisor planned to enter into a marketing agreement (the “Service Provider”) advised the Advisor that the fee structure would impede its marketing efforts, and requested that the fee structure be changed as proposed at the meeting.

The Independent Trustees asked the President of the Advisor to discuss the impact of the new fee structure on the Fund over the long term.  The President of the Advisor reviewed the Fund’s operating expenses for the year-to-date period with the Independent Trustees.  He noted that, assuming the current net assets and expenses, the Fund would incur total annual operating expenses of 2.94% for Class A and 2.76% for Class C.  However, as a result of the expense cap arrangement with the Fund, the Advisor would e responsible for any fees in excess of 1.25% other than brokerage commissions, taxes, borrowing costs (such as interest and dividend expenses), Rule 12b-1 fees, indirect expenses of underlying investment companies and extraordinary expenses (the “Expense Limitation Agreement”).  Therefore, the Fund’s net annual operating expenses were estimated to be 1.76% and 1.58% for Class A and Class C, respectively.  The Independent Trustees noted that the expense cap arrangement would only last through December 31, 2010, and asked the President of the Advisor to discuss his long-term plans.  He informed the Independent Trustees that he believes that, over the long-term, the new proposed fee structure will make the Fund more appealing to a broader range of investors.  He noted that the agreement would more aggressively marketing the Class C shares of the Fund (as renamed and restructured) to investment advisers, financial planners and other investors looking for a fund with strong performance but offering a no-load class and low overall expenses. He further noted that the Advisor would continue to pursue its arrangement with the brokers that sell Class A shares, who would continue to be eligible to receive a front-end load and a 12b-1 fee for selling Class A shares.  He stated that, collectively, he believed these efforts coupled with the Fund’s strong long-term performance, would spur more investments into the Fund from a wider range of investors.  He noted that increased Fund assets would result in lower long-term overall expenses for each shareholder of the Fund.  The Independent Trustees then asked the President of the Advisor to discuss his efforts to confirm the reasonableness of the long-term projected sales as discussed at the meeting.  The President of the Advisor noted that the projected long-term net asset growth was based on the assumption that the Class A shares would continue to increase at the current pace, but that the new no-load class sales would dramatically increase.  He informed the Independent Trustees that he believed the growth in net assets for sales of the new class was reasonable based on conversations that he had had with other mutual funds that had used the Service Provider, who all confirmed their success in increasing fund assets with a new no-load class.  He further noted that, as evidence of its commitment to the Fund and its own positive outlook with respect to the Class C shares, the Service Provider has agreed to pay for 50% of the Fund’s expenses up to $30,000 for each of the two years in which the marketing agreement will be in effect.

After having requested and evaluated such information as the Independent Trustees deemed necessary to evaluate the terms of the New Agreement, the Independent Trustees determined to approve the proposed New Agreement based on a number of factors.  Among other things, the Independent Trustees noted that under the new fee structure, (i) the proposed management fee of 1.00% will be lower than the current 1.75%, and (ii) that although the Fund will be obligated to bear its own operating expenses, the proposed arrangement will not result in higher expenses through December 31, 2010 because the Advisor has agreed to execute the Expense Limitation Agreement and cap the Fund’s expenses at 1.25%.  Based on the following, the Independent Trustees determined that the proposed changes would result in short-term benefits for the Fund’s shareholders.  The Independent Trustees also considered the possible long-term effects of the changes, and noted that, based on the estimated growth in the Fund’s assets as presented by the Advisor and assuming that the Advisor is able to achieve such projected sales, the Fund’s overall long-term expenses would also be lower than the current expenses.  The Independent Trustees then considered the reasonableness of the Advisor’s projections, and noted that the Advisor interviewed other mutual funds that had used the Service Provider to market their own no-load classes with positive outcomes in terms of increasing fund assets.  The Independent Trustees then determined that the Advisor’s projections were reasonable, and concluded that the proposed changes would result in overall benefits for the shareholders over the long term.  The Independent Trustees also discussed the following additional factors:

•

Nature, Extent and Quality of Services – that the Advisor would provide the same services under the New Agreement as were provided under the old agreement; and that the Advisor represented that it would continue to provide the same level of services, and that the President of the Advisor would continue to manage the Fund.  After discussions and based on the foregoing, the Board concluded that the New Agreement will not result in any changes with respect to the nature, extent or quality of advisory services provided to the Fund.

•

Fund Performance – that the Advisor has successfully managed the Fund and returned good positive performance for the Fund, specifically, that the Class A shares outperformed the Fund’s benchmark for each of the six-month, 1-year, 5-year and since-inception periods as of February 29, 2008, as reported in the Fund’s most recent semi-annual report; and that the Class C shares also outperformed the benchmark for each of the six-month, 1-year and 5-year periods, but trailed the benchmark’s return for the period since inception.  Based on the foregoing, the Independent Trustees concluded that the Advisor’s performance record warranted its continuation as manager of the Fund.

•

Profitability and Other Benefits – First, the Independent Trustees noted that the Advisor does not engage in so-called “soft dollar” arrangements by directing Fund brokerage to broker-dealers who provide research services to the Advisor.  They therefore concluded that the Advisor was not subject to the conflicts of interest inherent in such transactions and appeared to be acting consistently with its best execution obligations to the Fund.  They then noted that the Advisor is entitled to receive a portion of the Fund’s 12b-1 fees in addition to the advisory fees under the New Agreement.  They also noted that the mutual fund platform fees and expenses are generally in excess of 0.25% and, therefore, that the Advisor would in fact be obligated to pay all amounts that are not otherwise covered by the Fund’s Class C 12b-1 fees.  They further noted that, based on the Fund’s current expenses as provided by the administrator, the Advisor is expected to bear a substantial portion of the Fund’s other operating expenses pursuant to the proposed Expense Limitation Agreement with the Trust.  Therefore, the Independent Trustees concluded that, overall, the Advisor likely would not realize profits from the proposed New Agreement during the first two years and, as a result, that it was not necessary to discuss economies of scale or breakpoints in the proposed advisory fees.

Based on the foregoing, the Board of Trustees, including each Independent Trustee, determined that the proposed New Agreement was fair and in the best interests of the Fund and its shareholders, and unanimously approved the New Agreement.

Trustees & Officers of the Trust

The following table provides information regarding each Trustee who is an “interested person” of the Trust as defined in the Investment Company Act of 1940, as amended, and each officer of the trust.

Name, Address*, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Gerald R. Sparrow** Age: 49	Trustee, President, Secretary, Treasurer, Chief Compliance Officer	Indefinite Term; Since inception.	Director and President of Sparrow Capital Management, Inc.; Former President of Buford Dickson Harper Sparrow, an advisory company from 1995 to March 2004; General partner of Sparrow Fund L.P., an advisory company.	1	None

*     Address of each Officer is 11330 Olive Boulevard, Suite 230, St. Louis, MO 63141

**   Mr. Sparrow is an “interested” person because he is the president of the Advisor.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

Name, address*, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Richard N. Priest Age: 77	Independent Trustee	Indefinite Term; since 2003.	Vice President (Retired) of the New York Stock Exchange	1	South Side Day Nursery; Missouri Bar Association Advisory Committee
Donald D. Woodruff Age: 52	Independent Trustee	Indefinite Term; Since inception.	President of Robinson, Inc. a retail (sales of hearing aids) company from June 1992 through present.	1	None

* Address of each Trustee is 11330 Olive Boulevard, Suite 230, St. Louis, MO 63141.

Trustee & Officer Remuneration:  Under the Agreement, the Adviser is obligated to pay most of the Fund’s operating expenses. As required under the Agreement, the Adviser pays each independent trustee $250 per board meeting. The board has determined that such nominal fees from the Adviser do not affect such Trustees' independence. The officers do not receive any compensation from the Trust.

Additional information about the Trustees is available in the Fund's Statement of Additional Information which is available, without charge, upon request by calling (888) 727-3301.

TRUSTEES

Gerald R. Sparrow

Richard N. Priest

Donald D. Woodruff

OFFICERS

Gerald R. Sparrow, President, Chief Compliance Officer, Secretary and Treasurer

INVESTMENT ADVISOR

Sparrow Capital Management, Inc.

11330 Olive Blvd, Suite 230

St. Louis, MO 63141

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio  45202

CUSTODIAN

US Bank, N.A.

425 Walnut St.

Cincinnati, OH 45202

TRANSFER AGENT

AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC.

8000 Town Centre Drive Suite 400

Broadview Heights, Ohio 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about its management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics. NOT APPLICABLE

Item 3. Audit Committee Financial Expert. NOT APPLICABLE

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. NOT APPLICABLE

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of April 22, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable

(a)(2)

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sparrow Funds

By

*	/s/ Gerald Sparrow__
Gerald Sparrow, President

Date	5/8/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*	/s/ Gerald Sparrow

Gerald Sparrow, President and Treasurer

Date	5/8/2009